Document and Entity Information	May 13, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001561680
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 13, 2026
Entity Registrant Name	Tri Pointe Homes, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-35796
Entity Tax Identification Number	61-1763235
Entity Address, Address Line One	940 Southwood Blvd
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Incline Village
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
City Area Code	(775)
Local Phone Number	413-1030
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	TPH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false